Bank borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Bank borrowings

Note 10 - Bank borrowings

At June 30, 2025 and December 31, 2024, bank borrowings consisted of the following:

	Term of	Annual	December 31	June 30
	repayments	interest rate	2024	2025
			S$’000	S$’000

Term loans (unsecured)	Within 5 years	2.50%	53	-
Property loan (secured)	Within 27 years	(Dec 24) 4.82%/ (June 25) 4.77%	407	404
Total:			460	404

Representing: -
Within 12 months			62	10
Between 2 – 3 years			20	20
Over 3 – 5 years			22	22
Over 5 years			356	352
			460	404

Term loan of S$500,000 was an unsecured borrowing from OCBC bank in 2020 with an annual fixed interest rate of 2.5%. The loan is for a period of 5 years up to 2025. This amount was used to finance the expansion of the business. The term loan has matured by June 30, 2025.

Mortgage loan of S$420,000 was a secured borrowing from OCBC bank in 2023. The loan is for a period of 27 years up to 2050 with an annual variable interest rate of 4.82%. The variable interest rate has been revised to 4.77% as at June 30, 2025 by OCBC bank. This amount was used to finance the purchasing of our new office at 7030 Ang Mo Kio Avenue 5 #09-102 Singapore 569880.

The Company’s bank borrowings currently are guaranteed by a personal guarantee from Joyce Lee Jue Hui, director and shareholder of the Company.

NOTE 10 - BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of December 31,
	repayments	interest rate	2023	2024
			S$’000	S$’000

Term loans (unsecured)	Within 5 years	2.50%	157	53
Property loan (secured)	Within 27 years	4.82%	416	407
Total:			573	460

Representing: -
Within 12 months			113	62
Between 2 - 3 years			72	20
Over 3 - 5 years			21	22
Over 5 years			367	356
			573	460

Term loan of S$500,000 was an unsecured borrowing from OCBC bank in 2020 with an annual fixed interest rate of 2.5%. The loan is for a period of 5 years up to 2025. This amount was used to finance the expansion of the business.

Mortgage loan of S$420,000 was a secured borrowing from OCBC bank in 2023. The loan is for a period of 27 years up to 2050 with an annual variable interest rate of 4.82%. This amount was used to finance the purchasing of our new office at 7030 Ang Mo Kio Avenue 5 #09-102 Singapore 569880.

The Company’s bank borrowings currently are guaranteed by a personal guarantee from Joyce Lee Jue Hui, director and shareholder of the Company.